Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024, finance lease	$ 246
2024, operating lease	502
2024	748
2025, finance lease	181
2025, operating lease	440
2025	621
2026, finance lease	156
2026, operating lease	262
2026	418
2027, finance lease	106
2027, operating lease	165
2027	271
2028, finance lease	69
2028, operating lease	61
2028	130
Thereafter, finance lease	359
Thereafter, operating lease	0
Thereafter	359
Total lease payments, finance lease	1,117
Total lease payments, operating lease	1,430
Total lease payments	2,547
Less: imputed interest, finance lease	321
Less: imputed interest, operating lease	160
Less: imputed interest	481
Total, finance lease	796	$ 496
Operating Lease, Liability	1,270	1,386
Total	2,066
Less: current portion of obligations under leases, finance lease	198	115
Less: current portion of obligations under leases, operating lease	432	424
Less: current portion of obligations under leases	630
Long-term portion of obligations under leases, finance lease	598	381
Long-term portion of obligations under operating leases	838	$ 962
Long-term portion of obligations under leases	$ 1,436